LOSS PER SHARE - Schedule of basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
6 Months Ended
	Jun. 30, 2025 VND (₫) ₫ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 VND (₫) ₫ / shares shares
LOSS PER SHARE
Net loss attributable to controlling interests	₫ (37,987,877)	$ (1,516,361,049)	₫ (33,462,508)
Net loss attributable to controlling interests adjusted for the effect of dilution	₫ (37,987,877)	$ (1,516,361,049)	₫ (33,462,508)
Weighted average number of ordinary shares for basic earnings per share (in shares)	2,338,812,617	2,338,812,617	2,338,072,572
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	2,338,812,617	2,338,812,617	2,338,072,572
Basic loss per share (amount per share) | (per share)	₫ (16,242)	$ (0.65)	₫ (14,312)
Diluted loss per share (amount per share) | (per share)	₫ (16,242)	$ (0.65)	₫ (14,312)